March 20, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch U.S. Treasury Money Fund
Post-Effective Amendment No. 13 to the Registration
     Statement on Form N-1A (Securities Act File No. 33-37537,
      Investment Company Act No. 811-6211

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch U.S. Treasury
     Money Fund (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
      Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 13 to the
      Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 7, 2001.

Very truly yours,

Merrill Lynch U.S. Treasury Money Fund



______________________
Philip S. Gillespie
Secretary of Fund